CAPITAL STOCK	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
CAPITAL STOCK [Text Block]
9.	CAPITAL STOCK

Authorized:

Unlimited Class A non-cumulative, preferred shares without par value, of which 5,000,000 are designated Class A, convertible, voting, preferred shares.

Unlimited common shares without par value.

Issued:

(a)	Common shares

During the year ended December 31, 2017, the Company issued 250,000 shares with a fair value of $192,946 pursuant to the acquisition of intellectual property rights of G&J Technologies and 250,000 shares with a fair value of $208,486 pursuant to achieving the second milestone of the G&J Technologies technology development agreement. At the year end, the Company has an obligation to issue 250,000 shares with a fair value of $131,527 pursuant to the agreement for achieving the third milestone of the G&J Technologies technology development agreement (Note 17).

During the year ended December 31, 2016, the Company issued 340,000 shares pursuant to the exercise of share purchase options for gross proceeds of $152,126. Fair value previously recognized on options exercised of $162,554 was reclassified from reserves to capital stock. As at December 31, 2016, the Company has an obligation to issue 250,000 shares with a fair value of $192,946 in relation to the intellectual property rights acquired during the year.

During the year ended December 31, 2015, the Company issued 825,000 shares pursuant to the exercise of share purchase options for gross proceeds of $223,740. Fair value previously recognized on options exercised of $149,983 was reclassified from reserves to capital stock.

(b)	Stock options

The Company has a stock option plan (the “Plan”) available to employees, directors, officers and consultants with grants under the Plan approved from time to time by the Board of Directors. Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares. Each option can be exercised to acquire one common share of the Company. The exercise price for an option granted under the Plan may not be less than the market price at the date of grant less a specified discount dependent on the market price.

Options to purchase common shares have been granted to directors, employees and consultants as follows:

Exercise
Price	Expiry	December 31,				December 31,
	Date	2016	Granted	Exercised	Expired	2017

$1.45	March 31, 2017	670,000	-	-	(670,000)	-
$2.12	August 25, 2017	400,000	-	-	(400,000)	-
$0.70 (CAD)	October 7, 2019	28,571	-	-	-	28,571
$6.85 (CAD)	November 14, 2019	100,000	-	-	-	100,000
$1.30	August 18, 2021	1,325,000	-	-	-	1,325,000
$0.90	July 6, 2022	-	50,000	-	-	50,000
$0.30	November 28, 2022	-	825,000	-	-	825,000
Total outstanding		2,523,571	875,000	-	(1,070,000)	2,328,571
Total exercisable		1,198,571	275,000	-	-	845,238

Exercise
Price	Expiry	December 31,				December 31,
	Date	2015	Granted	Exercised	Expired	2016

$5.90	January 2, 2016	500,000	-	-	(500,000)	-
$2.12 (CAD)	August 25, 2017	500,000	-	-	(100,000)	400,000
$0.58 (CAD)	July 22, 2016	340,000	-	(340,000)	-	-
$1.45	March 31, 2017	770,000	-	-	(100,000)	670,000
$0.65	October 30, 2017	80,000	-	-	(80,000)	-
$6.25	July 7, 2019	100,000	-	-	(100,000)	-
$0.70 (CAD)	October 7, 2019	28,571	-	-	-	28,571
$6.85 (CAD)	November 14, 2019	100,000	-	-	-	100,000
$1.30	August 18, 2021	-	1,325,000	-	-	1,325,000
Total outstanding		2,418,571	1,325,000	(340,000)	(880,000)	2,523,571
Total exercisable		2,085,238	-	-	-	1,198,571

A summary of the Company’s stock options as at December 31, 2017 and 2016, and changes for the years then ended are as follows:

		Weighted
		Average Exercise
	Number	Price

Outstanding, December 31, 2015	2,418,571	$2.68
Granted	1,325,000	$1.30
Exercised	(340,000)	$0.43
Expired	(880,000)	$4.52
Outstanding, December 31, 2016	2,523,571	$1.61
Granted	875,000	$0.33
Exercised	-	-
Expired	(1,070,000)	$1.70
Outstanding, December 31, 2017	2,328,571	$1.11

The weighted average contractual life for the remaining options at December 31, 2017 is 4.01 years (2016 – 2.75) .

Share-based expense

Share-based expense of $469,187 (2016 - $285,745 ; 2015 - $672,533) was recognized in the year ended December 31, 2017 for stock options. The share-based expense relates to options granted during December 31, 2017, 2016 and 2015, which vest over time.

The fair value of stock options is determined using the Black-Scholes option pricing model with assumptions as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2016	2015

Risk-free interest rate (average)	1.56%	0.58%	0.77%
Estimated volatility (average)	61.95%	64.76%	52.38%
Expected life in years	5.00	4.18	1.50
Expected dividend yield	0.00%	0.00%	0.00%
Estimated forfeitures	0.00%	0.00%	0.00%
Grant date fair value per option	$0.1652	$0.63	$0.77

Option pricing models require the use of highly subjective estimates and assumptions, including the expected stock price volatility. Expected volatility was determined using the Company’s historical stock prices.